Share-Based Compensation - Full Value Award Plans (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of the year (in shares)	6.7	6.1
Granted (in shares)	1.6	2.7
Issued (in shares)	(2.2)	(1.4)
Forfeited and withheld for tax (in shares)	(1.0)	(0.7)
Outstanding, end of the year (in shares)	5.1	6.7